Label	Element	Value
Class A, Class C, Institutional Class | Neuberger Berman Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbef_SupplementTextBlock
Neuberger Berman Equity Funds® (“Equity Funds”) Supplement to the Summary Prospectuses and Prospectuses of the Funds listed in Schedule A

The following change applies to each of the Summary Prospectuses and Prospectuses for each of the Alternative Funds, AMT Funds and Equity Funds (each, a “Trust”) listed in Schedule A:

The Boards of Trustees of the Trusts (the “Board”) recently approved changes in certain benchmarks of the following funds as indicated in the table below (the “Funds”).

Currently, each Fund uses a benchmark that does not adjust for any foreign tax withholding and assumes full dividend reinvestment (i.e., gross of foreign tax withholdings).  However, each Fund’s performance is impacted by foreign tax withholding and reclaims on foreign dividends.  Accordingly, the Board approved a change in the benchmark of each Fund so that each Fund will use the version of its current benchmark that is net of foreign tax withholdings rather than gross of foreign tax withholdings, which is a more appropriate benchmark for each Fund.

Fund	Current benchmark will switch from gross to net returns.*
Neuberger Berman Global Real Estate Fund	FTSE EPRA/NAREIT Developed Index

* Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.  Gross total return indexes reinvest as much as possible of a company’s dividend distributions, regardless of withholding taxes that a non-resident may experience.

The date of this supplement is September 30, 2016.

Please retain this supplement for future reference.

NEUBERGER BERMAN Neuberger Berman Investment Advisers LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 Shareholder services: 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com

Schedule A

Fund	Date of Summary Prospectuses and Prospectuses (each as amended or supplemented)

Neuberger Berman Equity Funds®

Neuberger Berman Global Real Estate Fund	December 18, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Summary Prospectuses